Other Financial Assets	12 Months Ended
Dec. 31, 2020
Other Financial Assets [Abstract]
Other Financial Assets
13.	Other Financial Assets

(1)	Other financial assets as of December 31, 2019 and 2020 are as follows:

		2019		2020
		Current	Non-current	Current	Non-current
		In millions of won
Loans	￦	64,111	725,755	78,806	762,555
Less: Allowance for doubtful accounts		(31)	(15,063)	(1)	(20,266)
Less: Present value discount		(847)	(35,218)	(842)	(30,090)
Long-term / short-term financial instruments		1,351,971	608,256	1,483,482	578,621

	￦	1,415,204	1,283,730	1,561,445	1,290,820

(2)	Loans as of December 31, 2019 and 2020 are as follows:

		2019
		Face value	Allowance for doubtful accounts	Present value discount	Carrying value
		In millions of won
Short-term loans
Loans for tuition	￦	33,636	—	(847)	32,789
Loans for housing		17,113	—	—	17,113
Other loans		13,362	(31)	—	13,331

		64,111	(31)	(847)	63,233

		2019
		Face value	Allowance for doubtful accounts	Present value discount	Carrying value
		In millions of won
Long-term loans
Loans for tuition	￦	419,905	—	(35,197)	384,708
Loans for housing		199,454	—	—	199,454
Loans for related parties		89,132	(4,930)	—	84,202
Other loans		17,264	(10,133)	(21)	7,110

		725,755	(15,063)	(35,218)	675,474

	￦	789,866	(15,094)	(36,065)	738,707

		2020
		Face value	Allowance for doubtful accounts	Present value discount	Carrying value
		In millions of won
Short-term loans
Loans for tuition	￦	33,864	—	(842)	33,022
Loans for housing		21,988	—	—	21,988
Fisheries loan		3,816	—	—	3,816
Other loans		19,138	(1)	—	19,137

		78,806	(1)	(842)	77,963

Long-term loans
Loans for tuition		420,274	(9,091)	(30,090)	381,093
Loans for housing		237,100	—	—	237,100
Loans for related parties		50,682	(1,047)	—	49,635
Other loans		54,499	(10,128)	—	44,371

		762,555	(20,266)	(30,090)	712,199

	￦	841,361	(20,267)	(30,932)	790,162

(3)	Changes in the allowance for doubtful accounts of loans for the years ended December 31, 2018, 2019 and 2020 are as follows:

		2018	2019	2020
		In millions of won
Beginning balance	￦	8,948	4,952	15,094
Bad debt expense		22	10,142	5,173
Other		(4,018)	—	—

Ending balance	￦	4,952	15,094	20,267

(4)	Long-term and short-term financial instruments as of December 31, 2019 and 2020 are as follows:

		2019		2020
		Current	Non-current	Current	Non-current
		In millions of won
Time deposits	￦	1,034,971	257,857	996,265	160,433
CP		40,000	—	—	—
CD		15,000	—	50,000	—
RP		40,000	—	203,008	—
Others		222,000	350,399	234,209	418,188

	￦	1,351,971	608,256	1,483,482	578,621